Administrative Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 005
Administrative Expenses [Line Items]
Increase (decrease) in revenue credit allocation	$ 2.0	$ 2.5